Finance Expense	12 Months Ended
Dec. 31, 2024
Disclosure of finance expense [abstract]
Finance expense	Finance expense

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Interest expense – environmental rehabilitation	(24.8)	(21.8)	(11.8)
Unwinding of discount rate on silicosis settlement costs	(0.6)	(0.9)	(1.0)
Interest expense – lease liability	(24.8)	(22.7)	(22.5)
Interest expense – borrowings	(105.8)	(82.4)	(75.1)
Borrowing costs capitalised[1]	105.6	64.9	37.9
Total finance expense	(50.4)	(62.9)	(72.5)
[1]Borrowing costs capitalised of US$105.6 million (2023: US$64.9 million and 2022: US$37.9 million) comprise borrowing costs relating to general borrowings.
[2]Interest paid amounts to US$130.4 million (2023: US$104.8 million and 2022: US$97.2 million) and comprises interest expense - lease liability of US$24.8 million
(2023: US$22.7 million and 2022: US$22.5 million), interest expense - borrowings of US$105.8 million (2023: US$82.4 million and 2022: US$75.1 million), partially offset by non-cash interest of US$0.2 million  (2023: US$0.3 million and 2022: US$0.4 million).